Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Product (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,587,415.0	$ 1,339,254.8	$ 1,069,985.4
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,405,300.3	1,178,456.3	927,317.3
Other Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 182,114.7	$ 160,798.5	$ 142,668.1